Average Annual Total Returns{- Franklin K2 Alternative Strategies Fund} - Franklin K2 Alternative Strategies Fund-17 - Franklin K2 Alternative Strategies Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Since Inception	HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	ICE BofA US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	ICE BofA US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.27%	1.37%	2.56%	1.06%	0.96%	2.17%	0.81%	0.93%	1.86%	5.36%	1.77%	2.76%	6.82%	2.17%	3.17%	7.49%	2.87%	3.83%	7.43%	2.77%	3.74%	8.62%	1.19%	1.16%	2.28%	1.07%	0.88%